Trade Account Receivables - Schedule of Expected Credit Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Expected Credit Loss [Abstract]
Balance at beginning	$ (356,942)	$ (332,086)	$ (121,792)
Expected credit loss	(296,815)	(346,124)	(304,501)
Amounts written off	299,945	321,399	94,194
Foreign currency translation effect	47	(131)	13
Balance at ending	$ (353,765)	$ (356,942)	$ (332,086)